Property and Equipment (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation expense	$ 10,226	$ 5,776	$ 416,253	$ 19,451